Convertible Promissory Notes and Derivative Liability	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Hippo Enterprises Inc And Subsidiaries [Member]
Debt Disclosure [Line Items]
Convertible Promissory Notes and Derivative Liability
9. Convertible Promissory Notes and Derivative Liability
In February 2021, the Company issued an additional convertible promissory note of $7.0 million that matures in
February 2024
for management services provided. The convertible promissory notes bear interest at 2.5% compounded semi-annually. If conversion event has not occurred, this annual interest rate will automatically increase by 2.5% up to 7.5% after certain periods specified in the Purchase Agreement. After 15 months from issuance, if a conversion event has not occurred, interest shall accrue at 5% per annum, compounding semi-annually, unless the Company has filed an
S-1
or signed a letter of intent or definitive agreements with respect to a qualified private round or public issuer merger, in which case the interest rate increase to 5% shall apply after 21 months from issuance, provided a conversion on event has not occurred. With a prior written consent from the investor, the Company may repay the convertible promissory notes and interest, in whole or in part, any time in cash before the maturity date without a prepayment penalty. The convertible promissory notes contain an embedded derivative.
The fair value of the embedded derivative upon issuance of this note was $
2.8

million. Interest expense is accreted on the convertible promissory notes between issuance and maturity dates with the expectation that principal and interest are likely to be settled in shares of common stock of the Company at a variable conversion price calculated at 90% of trade price of common stock of the Company. For additional information on derivative liability, refer to Note 4 of these interim consolidated financial statements.
As of June 30, 2021, the Company had aggregate outstanding convertible promissory notes of $299.0 million, net of $
90.2
million of debt discount and issuance costs, with varying maturities. As of December 31, 2020, the Company had aggregate outstanding convertible promissory notes of $
273.0
million, net of $
104.5
million of debt discount and issuance costs.

12. Convertible Promissory Notes and Derivative Liability
On November 23, 2020, the Company entered into a Note Purchase Agreement (“Purchase Agreement”) with investors to obtain funding for up to an aggregate amount of $400.0 million. Pursuant to the Purchase Agreement, the Company issued a convertible promissory note of $350.0 million on November 30, 2020 and $15.0 million on December 4, 2020, which mature on November 30, 2023. The Company issued additional convertible promissory notes which aggregate to $12.5 million on December 29, 2020 that mature on December 29, 2023. Prior to the maturity, the convertible promissory notes may be converted either voluntarily at the option of the investor or automatically to equity based on the conversion events specified in the Purchase Agreement, at a rate of 90% of the per share price which is dictated by the conversion event type. The convertible promissory notes bear interest at 2.5% compounded semi-annually. If conversion event has not occurred, this annual interest rate will automatically increase by 2.5% up to 7.5% after certain periods specified in the Purchase Agreement. After 15 months from issuance, if a conversion event has not occurred, interest shall accrue at 5% per annum, compounding semi-annually, unless the Company has filed an
S-1
or signed a letter of intent or definitive agreements with respect to a qualified private round or public issuer merger, in which case the interest rate increase to 5% shall apply after 21 months from issuance, provided a conversion on event has not occurred. With a prior written consent from the investor, the Company may repay the convertible promissory notes and interest, in whole or in part, any time in cash before the maturity date without a prepayment penalty.
The convertible promissory notes contain an embedded derivative. The fair value of the derivative is recorded as a liability with an offsetting amount recorded as a debt discount, and the debt discount is recorded against the carrying amount of the related convertible promissory note outstanding. The amortization of the debt discount is recorded as interest expense. The embedded derivative liability is re-valued
to the current fair value at the end of each reporting period using the income-based approach. The fair value of the embedded derivative is valued at the end of each reporting period based on the with or without 10% discount basis and an expected time to conversion of
0.5-3.0
years. Upon conversion, exercise or repayment, the respective embedded derivative liability is re-valued
at the conversion, repayment or exercise date and then the related fair value amount is recorded to interest and other expense in the consolidated statements of operations and comprehensive loss as part of gain or loss on debt extinguishment.
The fair value of the embedded derivative upon issuance was $107.2 million, and was adjusted to $113.3 million as of December 31, 2020. Interest expense is accreted on the convertible promissory notes between issuance and maturity dates with the expectation that principal and interest are likely to be settled in shares of common stock of the Company at a variable conversion price calculated at 90% of trade price of common stock of the Company.
Interest expense of $3.5 million on the convertible promissory notes are included in interest and other expense for the year ended December 31, 2020 in the consolidated statements of operations and comprehensive loss.
On February 4, 2021 the Company signed a letter of intent with respect to a public issuer merger- refer to Note 22, Subsequent Events.